Label	Element	Value
BNY Mellon Large Cap Securities Fund, Inc.
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth consistent with the preservation of capital.
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	Current income is a secondary investment objective.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26.04% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	26.04%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large capitalization companies to be those companies with market capitalizations, at the time of purchase, that are within the range of market capitalizations of companies included in the S&P 500® Index, the fund's benchmark.

In choosing stocks, the fund's sub-adviser, Newton Investment Management North America, LLC, uses fundamental analysis to create a broadly diversified portfolio comprised of growth stocks, value stocks and stocks that exhibit characteristics of both investment styles. The sub-adviser attempts to measure a security's intrinsic value by analyzing "real" data (company financials, economic outlook, etc.) and other factors (management, industry conditions, competition, etc.) and selects stocks for the fund based on value, growth and financial profile.

The fund typically sells a security when the sub-adviser believes that there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, the company has lost favor in the current market or economic environment, or an opportunity the sub-adviser believes is more attractive has been identified.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of relevant market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.bny.com/investments.

Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of relevant market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q2: 23.68 Worst Quarter 2022, Q2: (18.91)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/25)
BNY Mellon Large Cap Securities Fund, Inc. | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Large Cap Securities Fund, Inc. | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Large Cap Securities Fund, Inc. | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Large Cap Securities Fund, Inc. | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

BNY Mellon Large Cap Securities Fund, Inc. | · Growth and value stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

BNY Mellon Large Cap Securities Fund, Inc. | · Large-cap stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Large-cap stock risk: The fund invests in large capitalization stocks and may underperform funds that invest primarily in the stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

BNY Mellon Large Cap Securities Fund, Inc. | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Mellon Large Cap Securities Fund, Inc. | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goals and cause your fund investment to lose value.
BNY Mellon Large Cap Securities Fund, Inc. | S&P 500® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.81%
BNY Mellon Large Cap Securities Fund, Inc. | BNY Mellon Large Cap Securities Fund, Inc.
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DREVX
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.64%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 859
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	23.68%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(18.91%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.33%
Annual Return [Percent]	oef_AnnlRtrPct	7.23%
Annual Return [Percent]	oef_AnnlRtrPct	20.12%
Annual Return [Percent]	oef_AnnlRtrPct	(1.20%)
Annual Return [Percent]	oef_AnnlRtrPct	27.06%
Annual Return [Percent]	oef_AnnlRtrPct	26.56%
Annual Return [Percent]	oef_AnnlRtrPct	27.28%
Annual Return [Percent]	oef_AnnlRtrPct	(17.90%)
Annual Return [Percent]	oef_AnnlRtrPct	31.06%
Annual Return [Percent]	oef_AnnlRtrPct	27.34%
Annual Return [Percent]	oef_AnnlRtrPct	16.69%
BNY Mellon Large Cap Securities Fund, Inc. | BNY Mellon Large Cap Securities Fund, Inc. | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.13%
BNY Mellon Large Cap Securities Fund, Inc. | BNY Mellon Large Cap Securities Fund, Inc. | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.15%